Investments - Disclosure Of Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Investments [Line Items]
Non-current investments other than investments accounted for using equity method	$ 50,209	$ 85,964
Level 1 Investment
Disclosure of Investments [Line Items]
Non-current investments other than investments accounted for using equity method	31,557	71,979
Level 2 Investment
Disclosure of Investments [Line Items]
Non-current investments other than investments accounted for using equity method	4,339	0
Level 3 Investment
Disclosure of Investments [Line Items]
Non-current investments other than investments accounted for using equity method	$ 14,313	$ 13,985